Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Year ended March 31,
	2025	2024	2023

Current income tax expense	$-	$-	$115,373
Under / (over) provision for income taxes in prior financial years	16,830	(43,790)	-
	$16,830	$(43,790)	$115,373

Schedule of Reconciliation of Income Tax Rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended March 31, 2025, 2024 and 2023 are as follows:

	Year ended March 31,
	2025	2024	2023

(Loss) / profit before income taxes	$(213,685)	$(48,236)	$1,039,533
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(36,326)	(8,200)	176,721
Tax incentives	-	(28,995)	(33,747)
Tax effect of deductible contractual lease payment	(26,863)	(25,738)	(11,978)
Tax effect of non-deductible items	102,667	72,042	51,345
Tax exemptions in relating to newly incorporated company	-	(13,072)	(13,072)
Utilization of capital allowance	(39,478)	(37,962)	(19,668)
Under / (over) provision of income taxes in prior financial years, net	16,830	(43,790)	(22,917)
Others	-	41,925	(11,311)
	$16,830	$(43,790)	$115,373